Warrant Derivative (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of change in fair value of warrant derivative
Changes in the value of our warrant derivative were as follows:

	Number of Warrants Outstanding	Fair Value of Warrant Derivative
As at December 31, 2022	64,035	$79
Issued pursuant to public offering	7,667,050	7,360
Discount on warrants issued	—	(1,822)
Amortization of discount on warrants issued	—	146
Change in fair value	—	(5,431)
Foreign exchange impact	—	(132)
As at December 31, 2023	7,731,085	$200
Exercised	(52,456)	(6)
Expired	(11,579)	(1)
Amortization of discount on warrants issued	—	365
Change in fair value	—	(1,605)
Foreign exchange impact	—	67
As at December 31, 2024	7,667,050	$(980)
The following table summarizes our outstanding warrant derivative as at December 31, 2024:

Exercise price	Issuance date	Expiry date	Number of Warrants Outstanding
US$2.81	August 8, 2023	August 8, 2028	6,667,000
US$2.81	September 7, 2023	August 8, 2028	1,000,050
			7,667,050
The estimated fair value of the warrant derivative with an exercise price of US$2.81 was determined using the following assumptions:

	December 31, 2024	December 31, 2023
Underlying share price	US$0.92	US$1.35
Risk-free interest rate	2.9%	3.2%
Expected life	3.6 years	4.6 years
Expected volatility	36.5%	36.5%
Expected dividend yield	Nil	Nil
Fair value per warrant	US$0.03	US$0.18